SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
Trades payable	$ 20,200	$ 40,241
Due to related parties	48,262	37,094
VAT, income and dividend taxes payable	9,919	43,703
Salaries payable	54,383	70,417
Trade payables and accrued liabilities	$ 132,764	$ 191,455